Warrant Derivative - Reconciliation of Change in Fair Value of Warrant Derivative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value of Warrant Derivative
Issued, beginning balance	$ 3,617,570	$ 3,617,570
Change in fair value	17,117	3,491,928	$ (12,608,808)
Foreign exchange impact	(1,173)	(9,391)
Issued, ending balance	$ 3,617,570	$ 3,617,570	$ 3,617,570
Warrants
Number of Warrants Outstanding
Issued, beginning balance (shares)	265,757	1,684,126
Exercised (shares)	(201,722)	(1,418,369)	(2,935,647)
Issued, ending balance (shares)	64,035	265,757	1,684,126
Fair Value of Warrant Derivative
Issued, beginning balance	$ 531,228	$ 8,508,764
Exercised	(455,670)	(4,636,317)	$ (5,687,003)
Change in fair value	(17,117)	(3,491,928)
Foreign exchange impact	(2,424)	150,709
Issued, ending balance	$ 56,017	$ 531,228	$ 8,508,764